DEBT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Debt Disclosure [Abstract]
Components of Debt

Long-term debt as of March 31, 2014 and September 30, 2014 consisted of the following:

	March 31, 2014	September 30, 2014
a. Bank term loans:
Revolving Credit Facility — ADS	$248,100	$193,800
Revolving Credit Facility — ADS Mexicana	—	2,000
Term note	97,500	95,000
b. Senior Notes payable	100,000	100,000
c. Mortgage notes payable	3,733	2,833
d. Industrial revenue bonds	4,715	3,950

Total	454,048	397,583
Current maturities	(11,153)	(11,148)

Long-term debt obligation	$442,895	$386,435

a.	Revolving Credit Facility:

The current ADS Revolving Credit Agreement (the “Revolving Credit Facility”) has been in place with several banks and was refinanced on June 12, 2013. The current bank credit facility expires in June 2018. Additionally, on December 20, 2013, we amended the private shelf agreement primarily to make certain amendments in order to permit the payment of a special dividend of $1.59 per share which was financed in full through the Revolving Credit Facility.

The Revolving Credit Facility agreement increased the upper limit of the Revolving Credit Facility to $325,000 for ADS and $12,000 for ADS Mexicana. The Company also entered into a five-year $100,000 term note. Both the Revolving Credit Facility and the term note share the same interest rate structure.

The Revolving Credit Facility interest rate is variable and depends upon the Company’s “pricing ratio” as defined in the agreement. The interest rate is derived from the London InterBank Offered Rate (LIBOR) or alternate base rate (Prime Rate) based upon the Company’s option. The average rate at September 30, 2014 was 2.603%. Any letters of credit outstanding reduce the availability on the revolver. The Company had outstanding letters of credit at September 30, 2014 in the amount of $8,005. The amount available for borrowing for ADS was $123,195, plus $10,000 available under a separate revolving credit facility with our subsidiary, ADS Mexicana, at September 30, 2014.

Per terms of the Revolving Credit Facility, ADS is not required to hedge its interest exposure using interest rate swaps; however, it is currently the objective of ADS to manage its exposure to variable rate debt. On October 7, 2010, ADS executed two Spot Interest Rate Swaps on the 90-Day LIBOR interest rate. One hedge is related to the $100,000 Term Debt which was part of the previous credit agreement. This fixed rate swap exchanges a fixed rate of 1.105% for a period of four years and expired on September 1, 2014. The second hedge on the Revolving Credit Facility executed on October 7, 2010 was for $50,000 for a period of three years at a fixed rate of 0.890% and expired on September 1, 2013.

On July 18, 2013, ADS executed two Forward Interest Rate Swaps on the 30-Day LIBOR interest rate. One swap was for $50,000 on the Revolving Credit Facility starting on September 3, 2013 at a fixed rate of 0.86% for a period of three years, expiring on September 1, 2016. The second swap executed on July 18, 2013 was for $50,000 on the Revolving Credit Facility starting on September 2, 2014 at a fixed rate of 1.08% for a period of two years, expiring on September 1, 2016.

b.	Senior Notes payable:

In December 2009, ADS signed an agreement with Prudential Investment Management, Inc., for the issuance of senior promissory notes (“Senior Notes”), for an aggregate amount of up to $100,000. We may make requests for purchases of the Senior Notes during the “Issuance Period,” defined as a three-year period beginning with the date of the agreement. The minimum purchase amount of Senior Notes is $10,000. Each Senior Note issued has a maximum term of no more than 10 years from the date of issuance. Interest is payable quarterly and is fixed at 5.6%. The rate is subject to an additional 200 basis point excess leverage fee if calculated leverage exceeds 3 to 1. A principal payment of $25,000 is due in September in each of fiscal years 2017, 2018, and 2019.

In July 2013, ADS issued an additional $25,000 of senior promissory notes (“Senior Notes”) with Prudential Investment Management, Inc. Interest is payable quarterly and is fixed at 4.05%. The rate is subject to an additional 200 basis point excess leverage fee if calculated leverage exceeds 3 to 1. A principal payment of $25,000 is due in September of the fiscal year 2020.

The carrying and fair values of the Company’s Senior Notes were $100,000 and $103,583, respectively, as of September 30, 2014. The fair value of the Senior Notes was determined based on the interest rate and terms of such borrowings to the rates and terms of similar debt available for the period.

c.	Mortgage notes payable:

One mortgage note payable with a fixed rate of 5.1% (Hilliard, Ohio) requires monthly installments through fiscal year 2015. In September 2014, a second mortgage with a variable interest rate was paid off (New Miami, Ohio). Land and buildings with a net book value of approximately $4,971 at September 30, 2014 collateralize the mortgage note.

d.	Industrial revenue bonds:

ADS issued industrial revenue bonds for the construction of four production facilities. The original bond values of $27,300 require periodic principal and interest payments through fiscal year 2019. During fiscal year 2011, two of the four bonds were retired, and during July of fiscal year 2015, one more of the bonds was retired. This leaves a remaining principal of $3,950 at September 30, 2014. The interest rate on the remaining bond is variable and computed on a weekly basis. This bond is not considered auction rate securities. The rate on this bond at September 30, 2014, was 3.84%, including a letter of credit fee of 3.75%. Land and buildings with a net book value of approximately $10,116 at September 30, 2014 collateralize the remaining bond.

The Revolving Credit Facility and the Senior Notes require, among other provisions, that we (1) maintain a minimum fixed charge ratio; (2) maintain a minimum leverage ratio; and (3) establish certain limits on permitted transactions, principally for indebtedness, capital distributions, loans and investments, and acquisitions and dispositions of assets. Capital distributions are limited to $50 million in any fiscal year if the pro-forma leverage ratio exceeds 3.0 to 1.

Long-term debt as of the fiscal years ended March 31 consisted of the following:

(Amounts in thousands)	2013	2014
a. Bank term loans:
Revolving Credit Facility — ADS	$186,100	$248,100
Revolving Credit Facility — ADS Mexicana	1,000	—
Term note	77,500	97,500
b. Senior Notes payable	75,000	100,000
c. Mortgage notes payable	4,200	3,733
d. Industrial revenue bonds	6,190	4,715

Total	349,990	454,048
Current maturities	(11,942)	(11,153)

Long-term debt obligation	$338,048	$442,895

a.	Revolving Credit Facility:

The current ADS Revolving Credit Agreement (the “Revolving Credit Facility”) has been in place with several banks and was refinanced on June 12, 2013. The current bank credit facility expires in June 2018. Additionally, on December 20, 2013, we amended the private shelf agreement primarily to make certain amendments in order to permit the payment of a special dividend of $1.59 per share (“Special Dividend,” as discussed in Notes 13 and 15), which was financed in full through the Revolving Credit Facility.

The new Revolving Credit Facility agreement increased the upper limit of the Revolving Credit Facility to $325,000 for ADS, Inc. and $12,000 for ADS Mexicana. The company also entered into a five-year, $100,000 term note. Both the Revolving Credit Facility and the term note share the same interest rate structure.

The Revolving Credit Facility interest rate is variable and depends upon the Company’s “pricing ratio” as defined in the agreement. The interest rate is derived from the London InterBank Offered Rate (LIBOR) or alternate base rate (Prime Rate) based upon the Company’s option. The average rate at March 31, 2014, was 2.301%. Any letters of credit outstanding reduce the availability on the revolver. The Company had outstanding letters of credit at March 31, 2014, in the amount of $8,505. The amount available for borrowing for ADS, Inc. was $68,395, plus $12,000 available under a separate revolving credit facility with our subsidiary, ADS Mexicana, at March 31, 2014.

Per terms of the new Revolving Credit Facility, ADS is not required to hedge its interest exposure using interest rate swaps; however, it is currently the objective of ADS, Inc. to manage its exposure to variable rate debt. On October 7, 2010, ADS executed two Spot Interest Rate Swaps on the 90-Day LIBOR interest rate. One hedge is related to the $100,000 Term Debt which was part of the previous credit agreement. This fixed rate swap exchanges a fixed rate of 1.105% for a period of four years, expiring on September 1, 2014. The second hedge on the Credit Facility executed on October 7, 2010 was for $50,000 for a period of three years at a fixed rate of 0.890% and expired on September 1, 2013.

On July 18, 2013, ADS executed two Forward Interest Rate Swaps on the 30-Day LIBOR interest rate. One swap was for $50,000 on the Revolving Credit Facility starting on September 3, 2013 at a fixed rate of 0.86% for a period of three years, expiring on September 1, 2016. The second swap executed on July 18, 2013 was for $50,000 on the Revolving Credit Facility starting on September 2, 2014 at a fixed rate of 1.08% for a period of two years, expiring on September 1, 2016.

b.	Senior Notes payable:

In December 2009, we signed an agreement with Prudential Investment Management, Inc., for the issuance of senior promissory notes (“Senior Notes”), for an aggregate amount of up to $100,000. We may make requests for purchases of the Senior Notes during the “Issuance Period,” defined as a three-year period beginning with the date of the agreement. The minimum purchase amount of Senior Notes is $10,000. Each Senior Note issued has a maximum term of no more than 10 years from the date of issuance. Interest is payable quarterly and is fixed at 5.6%. The rate is subject to an additional 200 basis point excess leverage fee if calculated leverage exceeds 3 to 1. A principal payment of $25,000 is due in each of fiscal years 2017, 2018, and 2019.

In July 2013, ADS issued an additional $25,000 of senior promissory notes (“Senior Notes”) with Prudential Investment Management, Inc. Interest is payable quarterly and is fixed at 4.05%. The rate is subject to an additional 200 basis point excess leverage fee if calculated leverage exceeds 3 to 1. A principal payment of $25,000 is due in September of the fiscal year 2020.

As of March 31, 2014, our calculated leverage exceeded 3 to 1. As a result, we were subject to the additional 200 basis point excess leverage fee, which increased interest expense by $500 in fiscal year 2014.

c.	Mortgage notes payable:

Two mortgage notes payable require monthly installments through 2015. One note has a variable interest rate of 2.903% at March 31, 2014 (New Miami, Ohio), and one note has a fixed rate of 5.1% (Hilliard, Ohio). In January 2012, a third mortgage was paid off (Ludlow, Massachusetts) at 6%. Land and buildings with a net book value of approximately $8,637 at March 31, 2014, collateralize the two mortgage notes.

d.	Industrial revenue bonds:

ADS issued industrial revenue bonds for the construction of four production facilities. The original bond values of $27,300 require periodic principal and interest payments through fiscal year 2019. During fiscal year 2011, two of the four bonds were retired, leaving a remaining combined principal of $4,715 at March 31, 2014. The interest rates on the two remaining bonds are variable and are computed on a weekly basis. These bonds are not considered auction rate securities. The average rate on these bonds at March 31, 2014, was 3.356%, including a letter of credit fee of 3.25%. Land and buildings with a net book value of approximately $14,778 at March 31, 2014, collateralize the bonds.

The Revolving Credit Facility agreement and the Senior Notes require, among other provisions, that we (1) maintain a minimum fixed charge ratio; (2) maintain a minimum leverage ratio; and (3) establish certain limits on permitted transactions, principally for indebtedness, capital distributions, loans and investments, and acquisitions and dispositions of assets. Capital distributions are limited to $50 million in any fiscal year if the pro-forma leverage ratio exceeds 3.0 to 1.

Maturities ofLlong-term Debt (Excluding Interest)

Maturities of long-term debt (excluding interest) as of March 31, 2014 are summarized below (amounts in thousands):

	Fiscal Years Ending March 31,
(Amounts in thousands)	2015	2016	2017	2018	2019	Thereafter	Total
Principal maturities	$11,153	$9,580	$35,870	$35,905	$336,540	$25,000	$454,048